Intangible Assets - Summary of Goodwill (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	€ 5,272
Intangible assets at ending period	4,828	€ 5,272
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	3,495
Intangible assets at ending period	3,495	3,495
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	1,777
Intangible assets at ending period	1,333	1,777
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	5,717	5,717
Intangible assets at ending period	5,717	5,717
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	3,495	3,495
Intangible assets at ending period	3,495	3,495
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	2,222	2,222
Intangible assets at ending period	2,222	2,222
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(445)
Amortization Charge	(444)	(445)
Intangible assets at ending period	(889)	(445)
Accumulated impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning period	(445)
Amortization Charge	(444)	(445)
Intangible assets at ending period	€ (889)	€ (445)